Long-term debt	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Long-term debt

Note 19 Debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE	2017	2016
Notes payable(1)	24	1.16%	3,151	2,649
Loans secured by trade receivables	24	2.11%	921	931
Long-term debt due within one year(2)		4.38%	1,106	835
Unsecured committed term credit facility(3)			—	479
Net unamortized discount			—	(1)
Unamortized debt issuance costs			—	(6)
Total long-term debt due within one year	20		1,106	1,307
Total debt due within one year			5,178	4,887

(1)
Includes commercial paper of $2,484 million in U.S. dollars ($3,116 million in Canadian dollars) and $1,945 million in U.S. dollars ($2,612 million in Canadian dollars) as at December 31, 2017 and 2016, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 24, Financial and capital management for additional details.

(2)	Included in long-term debt due within one year is the current portion of finance leases of $445 million and $435 million as at December 31, 2017 and December 31, 2016, respectively.

(3)
In 2017, Bell Canada repaid $357 million in U.S. dollars ($480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 24, Financial and capital management for additional details.

Securitized trade receivables

Our securitized trade receivables programs are recorded as floating rate revolving loans secured by certain trade receivables and expire on July 1, 2018 and November 1, 2020.
The following table provides further details on our securitized trade receivables programs.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Average interest rate throughout the year	1.74%	1.51%
Securitized trade receivables	1,867	1,904

We continue to service these trade receivables. The buyers’ interest in the collection of these trade receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The buyers will reinvest the amounts collected by buying additional interests in our trade receivables until the securitized trade receivables agreements expire or are terminated. The buyers and their investors have no further claim on our other assets if customers do not pay the amounts owed.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $2.5 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency which equals the aggregate amount available under Bell Canada’s supporting revolving and expansion credit facilities as at December 31, 2017. The total amount of the committed revolving and expansion credit facilities may be drawn at any time.
The table below is a summary of our total bank credit facilities at December 31, 2017.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving credit and expansion facilities (1)(2)	3,500	—	—	3,116	384
Other	134	—	106	—	28
Total committed credit facilities	3,634	—	106	3,116	412
Total non-committed credit facilities	1,829	—	1,148	—	681
Total committed and non-committed credit facilities	5,463	—	1,254	3,116	1,093

(1)	Bell Canada’s $2.5 billion revolving credit facility expires in November 2022 and its $1 billion expansion credit facility expires in November 2020.

(2)
As of December 31, 2017, Bell Canada’s outstanding commercial paper included $2,484 million in U.S. dollars ($3,116 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in debt due within one year.

Restrictions
Some of our credit agreements:

•	require us to meet specific financial ratios

•	require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 20 Long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE	MATURITY	2017	2016
Debt securities
1997 trust indenture		3.86%	2018-2047	14,950	13,600
1976 trust indenture		9.54%	2021-2054	1,100	1,100
2011 trust indenture(1)		4.28%	2018-2024	425	—
2001 trust indenture(1)		5.63%	2019	200	—
Subordinated debentures		8.21%	2026-2031	275	275
Finance leases	13	6.64%	2018-2047	2,172	2,260
Unsecured committed term credit facility(2)	19			—	479
Other				195	188
Total debt				19,317	17,902
Net unamortized premium				50	18
Unamortized debt issuance costs				(46)	(41)
Less:
Amount due within one year	19			(1,106)	(1,307)
Total long-term debt				18,215	16,572

(1)	As part of the acquisition of MTS, on March 17, 2017, Bell Canada assumed all of MTS’ debt issued under its 2001 and 2011 trust indentures.

(2)
In 2017, Bell Canada repaid $357 million in U.S. dollars ($480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 24, Financial and capital management for additional details.

Bell Canada’s debt securities have been issued in Canadian dollars and bear a fixed interest rate.

Restrictions
Some of our debt agreements:

•	impose covenants and new issue tests

•	require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.

All outstanding debt securities are issued under trust indentures and are unsecured. All debt securities are issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2017
On October 30, 2017, Bell Canada redeemed, prior to maturity, its 4.40% Series M-22 medium-term note (MTN) debentures, having an outstanding principal amount of $1 billion, which were due on March 16, 2018. We incurred an $11 million charge for early debt redemption costs which was recorded in Other (expense) income in the income statement.
On October 9, 2017, Bell Canada redeemed, prior to maturity, its 4.88% Series M-36 debentures, having an outstanding principal amount of $300 million, which were due on April 26, 2018. We incurred a $5 million charge for early debt redemption costs which was recorded in Other (expense) income in the income statement.
On September 29, 2017, Bell Canada issued 3.00% Series M-40 MTN debentures (Series M-40 debentures) under its 1997 trust indenture, with a principal amount of $700 million, which mature on October 3, 2022. The Series M-40 debentures were issued as part of an existing series of MTN debentures. In addition, on the same date, Bell Canada issued 3.60% Series M-46 MTN debentures under its 1997 trust indenture, with a principal amount of $800 million, which mature on September 29, 2027.
On May 12, 2017, Bell Canada redeemed, prior to maturity, its 4.37% Series M-35 debentures, having an outstanding principal amount of $350 million which were due on September 13, 2017. We incurred a $4 million charge for early debt redemption costs which was recorded in Other (expense) income in the income statement.
On February 27, 2017, Bell Canada issued 2.70% Series M-44 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on February 27, 2024. In addition, on the same date, Bell Canada issued 4.45% Series M-45 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million, which mature on February 27, 2047.
Subsequent to year end, on March 7, 2018, we announced the issuance of 3.35% Series M-47 MTN debentures under Bell Canada’s 1997 trust indenture, with a principal amount of $500 million, which mature on March 12, 2025. The net proceeds of the offering are intended to be used to redeem, prior to maturity, Bell Canada’s 5.52% Series M-33 debentures having an outstanding principal amount of $300 million, which are due on February 26, 2019, and for the repayment of other short-term debt.

2016
On September 16, 2016, Bell Canada redeemed, prior to maturity, its 5.00% Series M-18 MTN debentures, having an outstanding principal amount of $700 million which were due on February 15, 2017. The interest rate swap which was used to hedge the interest rate exposure was also settled in 2016. See Note 24, Financial and capital management for additional details.
On August 12, 2016, Bell Canada issued 2.00% Series M-42 MTN debentures under its 1997 trust indenture, with a principal amount of $850 million, which mature on October 1, 2021. In addition, on the same date, Bell Canada issued 2.90% Series M-43 MTN debentures under its 1997 trust indenture, with a principal amount of $650 million, which mature on August 12, 2026.
On March 31, 2016, Bell Canada redeemed, prior to maturity, its 5.41% Series M-32 debentures, having an outstanding principal amount of $500 million which were due on September 26, 2016. We incurred an $11 million charge for the early debt redemption costs which was recorded in Other (expense) income in the income statement.
On February 29, 2016, Bell Canada issued 3.55% Series M-41 MTN debentures under its 1997 trust indenture, with a principal amount of $750 million, which mature on March 2, 2026.
On January 11, 2016, Bell Canada redeemed, prior to maturity, its 4.64% Series M-19 MTN debentures, having an outstanding principal amount of $200 million which were due on February 22, 2016, as well as its 3.65% Series M-23 MTN debentures, having an outstanding principal amount of $500 million which were due on May 19, 2016.